Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash at bank and in hand	$ 10,343,353	$ 1,171,241	$ 238,747
Cash and cash equivalents	$ 10,343,353	1,171,241	238,747	$ 1,309,038
The above figures are reconciled to cash at the end of the financial year as shown in the statement of cash flows as follows:
Cash and cash equivalent		$ 1,171,241	$ 238,747